EARNINGS (LOSS) PER SHARE - Narrative (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Apr. 01, 2016 CAD	Dec. 31, 2017 USD ($) shares $ / shares	Dec. 31, 2017 CAD shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 CAD shares	Dec. 31, 2015 shares
Earnings per share [line items]
Number of share options outstanding in share-based payment arrangement		3,867,025	3,867,025	3,211,745	3,211,745	4,068,457
Weighted average share price (in CAD per share) | CAD	CAD 12.75		CAD 9.00		CAD 15.46
Dividends paid per common share (in dollars per share) | $ / shares		$ 0.02
Dividends paid to shareholders | $		$ 35,697		$ 67,044
Share-based dividends | $		$ 7,989		$ 2,358
Dividends paid to shareholders (in shares)		1,010,844	1,010,844
Stock options
Earnings per share [line items]
Antidilutive securities excluded from computation of earnings per share, amount		3,653,081	3,653,081	1,638,828	1,638,828
DSAs
Earnings per share [line items]
Antidilutive securities excluded from computation of earnings per share, amount		0	0	0	0
DSAs
Earnings per share [line items]
Dilutive effect of convertible instruments on number of ordinary shares		417,000	417,000	463,000	463,000
Number of other equity instruments outstanding in share-based payment arrangement		417,000	417,000	463,000	463,000	350,000
Deficit
Earnings per share [line items]
Dividends paid to shareholders | $		$ 43,686		$ 69,402